Other Payables and Accrued Liabilities (Details) - Schedule of Other Payables and Accrued Liabilities - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Other Payables and Accrued Liabilities [Abstract]
Service fee payable	$ 197,003	$ 233,635
Accrued payroll	45,004	22,112
Mandatory provident fund payable	766	991
Dividend payable	14,909	30,464
Others	224	224
Total	$ 257,906	$ 287,426